                           NAVELLIER MILLENNIUM FUNDS

                                                                   Annual Report

                                                               December 31, 2002




                     Top 20 Portfolio         [NAVELLIER LOGO]

             All Cap Growth Portfolio

       International Growth Portfolio

           Large Cap Growth Portfolio

             Mid Cap Growth Portfolio

               Money Market Portfolio

                                                ANNUAL REPORT, December 31, 2002
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------

                                                                January 30, 2003

Dear Shareholder,

      The U.S. equity markets experienced another difficult year in 2002. In fact, we believe that 2002 was the worst year of the three straight losing years the U.S. markets have had. The declines in equity prices were very broad-based. All sectors of the market were hit hard in 2002. Likewise, small, mid and large capitalization stocks all posted double-digit declines. Also experiencing double-digit losses were both growth and value sectors. Unfortunately, all major indices posted these large losses. The good news is that while the last three years have been difficult, we believe that the worst is behind us.

      The Navellier Funds held up fairly well in the decline (second and third quarters) with holdings generally concentrated in more defensive growth sectors. Where the Funds performed poorly was in the 4th quarter rebound, as they did not up-tick with the market in October and November. We believe that this rally was mainly led by short-covering and will be short-lived at best. Those stocks that performed the best during this rally were those that had performed the worst on the way down. It reminds us a great deal of 4th quarter 2001.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                          TOP 20 PORTFOLIO      TOP 20 PORTFOLIO**    RUSSELL 3000 GROWTH        RUSSELL 3000
                                          ----------------      ------------------    -------------------        ------------
9/30/98                                        10000                  10000                  10000                  10000
                                               10310                   9800                  10782                  10759
                                               11110                  10560                  11603                  11417
12/31/98                                       12550                  11929                  12649                  12143
                                               14310                  13602                  13379                  12555
                                               13290                  12632                  12723                  12111
3/31/99                                        14570                  13849                  13378                  12555
                                               15280                  14524                  13475                  13122
                                               14470                  13754                  13093                  12872
6/30/99                                        16960                  16120                  13993                  13523
                                               16710                  15883                  13549                  13113
                                               17390                  16529                  13718                  12964
9/30/99                                        16560                  15740                  13467                  12632
                                               17530                  16662                  14437                  13425
                                               18490                  17575                  15265                  13800
12/31/99                                       22077                  20984                  16928                  14681
                                               22266                  21164                  16180                  14105
                                               31082                  29543                  17191                  14236
3/31/00                                        26690                  25369                  18163                  15351
                                               24910                  23677                  17229                  14810
                                               21108                  20063                  16317                  14394
6/30/00                                        25679                  24408                  17612                  14821
                                               23140                  21995                  16824                  14559
                                               28070                  26680                  18363                  15638
9/30/00                                        27838                  26460                  16681                  14930
                                               24046                  22856                  15852                  14718
                                               18843                  17910                  13479                  13361
12/31/00                                       20300                  19295                  13133                  13586
                                               19090                  18145                  14052                  14050
                                               16741                  15912                  11698                  12767
3/31/01                                        16491                  15675                  10441                  11934
                                               18698                  17773                  11758                  12892
                                               18947                  18010                  11618                  12995
6/30/01                                        17547                  16679                  11394                  12755
                                               16729                  15901                  11061                  12545
                                               15851                  15066                  10171                  11805
9/30/01                                        13941                  13251                   9113                  10763
                                               14688                  13961                   9616                  11014
                                               15341                  14581                  10532                  11862
12/31/01                                       16058                  15264                  10556                  12029
                                               15808                  15025                  10356                  11878
                                               15414                  14651                   9911                  11635
3/31/02                                        15557                  14787                  10287                  12146
                                               15736                  14957                   9490                  11508
                                               15318                  14560                   9237                  11375
6/30/02                                        14650                  13925                   8387                  10556
                                               12727                  12099                   7869                   9717
                                               12823                  12189                   7891                   9763
9/30/02                                        12035                  11440                   7088                   8737
                                               11545                  10975                   7720                   9433
                                               11211                  10657                   8160                  10003
12/31/02                                       10578                  10056                   7597                   9438

                          TOP 20 PORTFOLIO -- CLASS A

    TOTAL RETURNS FOR                               RUSSELL
      PERIODS ENDED                                   3000     RUSSELL
    DECEMBER 31, 2002*    PORTFOLIO   PORTFOLIO**    GROWTH      3000
  ----------------------  ---------   -----------   --------   --------
  One Year                 (34.13)%      (37.39)%   (28.03)%   (21.54)%
  Annualized Since
   Inception+                 1.33%         0.13%    (6.26)%    (1.35)%
  Value of a $10,000
   investment over Life
   of Fund+                 $10,579       $10,056     $7,597     $9,438
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 30, 1998

[LINE GRAPH -- ALL CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                         ALL CAP PORTFOLIO     ALL CAP PORTFOLIO**    RUSSELL 3000 GROWTH        RUSSELL 3000
                                         -----------------     -------------------    -------------------        ------------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9378                   8914                   9227                   9610
                                                8667                   8238                   8768                   9473
                                                6577                   6251                   7456                   8600
12/31/00                                        7360                   6996                   7264                   8744
                                                7468                   7099                   7772                   9043
                                                6306                   5994                   6471                   8217
3/31/01                                         5820                   5532                   5775                   7681
                                                6532                   6208                   6503                   8297
                                                6387                   6071                   6426                   8364
6/30/01                                         5883                   5592                   6302                   8210
                                                5721                   5438                   6118                   8075
                                                5315                   5052                   5625                   7598
9/30/01                                         4721                   4487                   5041                   6928
                                                4838                   4598                   5319                   7089
                                                5117                   4864                   5825                   7635
12/31/01                                        5306                   5044                   5839                   7742
                                                5000                   4753                   5728                   7645
                                                4523                   4299                   5482                   7489
3/31/02                                         4676                   4444                   5690                   7817
                                                4649                   4419                   5249                   7407
                                                4514                   4290                   5109                   7321
6/30/02                                         4387                   4170                   4639                   6794
                                                3892                   3699                   4353                   6254
                                                3874                   3682                   4365                   6284
9/30/02                                         3820                   3630                   3920                   5623
                                                3748                   3562                   4270                   6071
                                                3748                   3562                   4513                   6439
12/31/02                                        3459                   3288                   4202                   6075

                      ALL CAP GROWTH PORTFOLIO -- CLASS A

    TOTAL RETURNS FOR                               RUSSELL
      PERIODS ENDED                                   3000     RUSSELL
    DECEMBER 31, 2002*    PORTFOLIO   PORTFOLIO**    GROWTH      3000
  ----------------------  ---------   -----------   --------   --------
  One Year                 (34.80)%      (38.06)%   (28.03)%   (21.54)%
  Annualized Since
   Inception+              (36.71)%      (38.08)%   (31.18)%   (19.33)%
  Value of a $10,000
   investment over Life
   of Fund+                  $3,459        $3,288     $4,202     $6,075
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 5, 2000

      The year 2002 was a volatile and difficult environment for stocks. The economy continued to be extremely sluggish and no sector leadership ever emerged in the equity markets. Our outlook for 2003 is a positive one. We believe that the economy is showing signs of life and the current administration seems to realize the importance of moving economic policy in the right direction. We expect some type of tax legislation (dividend tax relief, capital gains tax cuts or the income tax cuts becoming permanent) to emerge sometime in the 1st quarter of 2003. This would give a significant boost to the stock market.

INVESTMENT STRATEGY & OUTLOOK

      The stock market is beginning the New Year more uncertain than ever. The worst holiday shopping season in over 30 years is a clear signal that consumer spending will likely remain soft. Orders for durable goods declined in November, which is further evidence that the U.S. economy is sputtering. The impending invasion of Iraq is also creating even more uncertainty. Investors are looking to the Bush Administration and the new Congress to pass various tax incentives to spur investment, stimulate the U.S. economy and help the stock market. In the interim, we remain very cautious and especially selective on the stocks that we are adding to our portfolios. There are two possible scenarios that we foresee for the stock market.

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                                           INTERNATIONAL          INTERNATIONAL
                                          GROWTH PORTFOLIO      GROWTH PORTFOLIO**         EAFE INDEX         EAFE GROWTH INDEX
                                          ----------------      ------------------         ----------         -----------------
9/5/00                                        10000.00               10000.00               10000.00               10000.00
9/30/00                                        9158.00                8705.00                9408.00                9339.00
                                               8419.00                8002.00                9187.00                8909.00
                                               7628.00                7251.00                8845.00                8499.00
12/31/00                                       7310.00                6948.00                9161.00                8659.00
                                               7741.00                7358.00                9157.00                8635.00
                                               7074.00                6724.00                8471.00                7759.00
3/31/01                                        6766.00                6431.00                7910.00                7226.00
                                               6828.00                6490.00                8465.00                7725.00
                                               6766.00                6431.00                8173.00                7417.00
6/30/01                                        6612.00                6285.00                7842.00                7058.00
                                               6407.00                6089.00                7700.00                6887.00
                                               6366.00                6050.00                7506.00                6573.00
9/30/01                                        5462.00                5192.00                6748.00                5953.00
                                               5565.00                5289.00                6920.00                6190.00
                                               5760.00                5475.00                7176.00                6508.00
12/31/01                                       5893.00                5602.00                7219.00                6546.00
                                               5955.00                5660.00                6836.00                6193.00
                                               6129.00                5826.00                6884.00                6277.00
3/31/02                                        6458.00                6138.00                7260.00                6519.00
                                               6376.00                6060.00                7312.00                6557.00
                                               6458.00                6138.00                7411.00                6576.00
6/30/02                                        6283.00                5972.00                7119.00                6408.00
                                               5688.00                5405.00                6417.00                5725.00
                                               5678.00                5395.00                6404.00                5682.00
9/30/02                                        5277.00                5015.00                5718.00                5188.00
                                               5298.00                5034.00                6025.00                5482.00
                                               5431.00                5161.00                6300.00                5644.00
12/31/02                                       5232.00                4972.00                6088.00                5514.00

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                              EAFE
        PERIODS ENDED                                     EAFE      GROWTH
      DECEMBER 31, 2002*      PORTFOLIO   PORTFOLIO**    INDEX      INDEX
  --------------------------  ---------   -----------   --------   --------
  One Year                     (11.22)%      (15.63)%   (15.66)%   (15.76)%
  Annualized Since
   Inception+                  (24.36)%      (26.00)%   (19.25)%   (22.63)%
  Value of a $10,000
   investment over Life of
   Fund+                         $5,232        $4,972     $6,088     $5,514
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 5, 2000

[LINE GRAPH -- LARGE CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                          LARGE CAP GROWTH       LARGE CAP GROWTH
                                             PORTFOLIO             PORTFOLIO**        RUSSELL 1000 GROWTH          S&P 500
                                          ----------------       ----------------     -------------------          -------
9/5/00                                        10000.00               10000.00               10000.00               10000.00
9/30/00                                        9563.00                9090.00                9208.00                9538.00
                                               8663.00                8234.00                8772.00                9498.00
                                               7041.00                6692.00                7479.00                8749.00
12/31/00                                       7496.00                7125.00                7243.00                8792.00
                                               7460.00                7091.00                7743.00                9104.00
                                               6176.00                5871.00                6428.00                8274.00
3/31/01                                        5668.00                5388.00                5729.00                7750.00
                                               6007.00                5710.00                6453.00                8352.00
                                               5980.00                5684.00                6358.00                8408.00
6/30/01                                        5633.00                5354.00                6211.00                8204.00
                                               5633.00                5354.00                6056.00                8124.00
                                               5401.00                5134.00                5561.00                7616.00
9/30/01                                        5000.00                4753.00                5006.00                7001.00
                                               5107.00                4854.00                5268.00                7134.00
                                               5446.00                5176.00                5774.00                7680.00
12/31/01                                       5535.00                5261.00                5763.00                7748.00
                                               5401.00                5134.00                5662.00                7634.00
                                               5134.00                4880.00                5427.00                7487.00
3/31/02                                        5339.00                5074.00                5614.00                7769.00
                                               5258.00                4998.00                5156.00                7298.00
                                               5196.00                4939.00                5031.00                7244.00
6/30/02                                        4920.00                4676.00                4566.00                6728.00
                                               4563.00                4339.00                4315.00                6204.00
                                               4599.00                4373.00                4328.00                6245.00
9/30/02                                        4332.00                4119.00                3879.00                5566.00
                                               4447.00                4229.00                4235.00                6056.00
                                               4430.00                4212.00                4465.00                6413.00
12/31/02                                       4127.00                3924.00                4156.00                6036.00

                     LARGE CAP GROWTH PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                 RUSSELL
        PERIODS ENDED                                     1000       S&P
      DECEMBER 31, 2002*      PORTFOLIO   PORTFOLIO**    GROWTH      500
  --------------------------  ---------   -----------   --------   --------
  One Year                     (25.44)%      (29.10)%   (27.88)%   (22.09)%
  Annualized Since
   Inception+                  (31.71)%      (33.18)%   (31.50)%   (19.55)%
  Value of a $10,000
   investment over Life of
   Fund+                         $4,127        $3,924     $4,156     $6,036
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 5, 2000

SCENARIO ONE: THE STOCK MARKET SURGES AFTER DIVIDEND TAX RELIEF IS PASSED

      A potential event that could have a significant bullish impact on the stock market is the Bush Administration's plan to provide dividend tax relief. Ideally, the double taxation of dividends would be eliminated on either the corporate or individual level. This would allow dividend proceeds to flow directly to investors without being taxed twice. The bigger the dividend tax cut, the more money that it will trigger to pour into the stock market.

SCENARIO TWO: THE STOCK MARKET CONTINUES TO OSCILLATE IN A WILD & VOLATILE
MANNER

      During the past two years, the stock market has had some wild oscillations. There have been massive short-covering rallies in many technology stocks during October 2001, March 2002, and during the recent telecommunication-led rally in October and November 2002. During the past three quarters, the stock market has been led by consumer-oriented companies (second quarter), healthcare companies (third quarter) and telecommunication companies (fourth quarter). Currently, telecommunication companies are rolling over and giving back many of their recent gains and new leadership is trying to emerge.

[NMLAX LINE GRAPH -- MID CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                           MID CAP GROWTH         MID CAP GROWTH         RUSSELL MIDCAP
                                             PORTFOLIO             PORTFOLIO**               GROWTH          RUSSELL 2000 GROWTH
                                           --------------         --------------         --------------      -------------------
5/1/02                                         10000                  10000                  10000                  10000
5/31/02                                         9740                   9259                   9676                   9435
6/30/02                                         9090                   8641                   8608                   8635
7/31/02                                         8280                   7871                   7771                   7308
8/31/02                                         8330                   7918                   7744                   7304
9/30/02                                         8000                   7605                   7129                   6777
10/31/02                                        8410                   7994                   7681                   7119
11/30/02                                        8720                   8289                   8283                   7825
12/31/02                                        7980                   7586                   7782                   7286

                      MID CAP GROWTH PORTFOLIO -- CLASS A

                                                                                          RUSSELL    RUSSELL
                 TOTAL RETURNS FOR PERIOD ENDED                                            MIDCAP      2000
                       DECEMBER 31, 2002*                       PORTFOLIO   PORTFOLIO**    GROWTH     GROWTH
  ------------------------------------------------------------  ---------   -----------   --------   --------
  Since Inception+                                               (20.20)%      (24.14)%   (22.18)%   (27.14)%
  Value of a $10,000 investment over Life of Fund+                 $7,980        $7,586     $7,782     $7,286
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception May 1, 2002. Return is calculated on a non-annualized basis due to the fund being open for less than one year.

[BAR CHART -- MONEY MARKET PORTFOLIO - CLASS A SHARES]

                                                         CLASS A                     CLASS B                     CLASS C
                                                         -------                     -------                     -------
7 Day Yields                                                1%                        0.25%                       0.24%

                           Weighted Average Maturity
                             All Classes -- 11 Days

      This roller coaster environment is not a healthy environment for long-term investors. The stock market has been in an environment that ignores fundamentals and is better suited to active traders. It is not healthy for the stock market to allow money losing or bankrupt stocks like Lucent and WorldCom to lead the stock market, which is exactly what happened in the past few months.

      Unfortunately, the market oscillated in a wild manner for eight years after the 1973 and 1974 stock market collapse. Although the stock market slowly trended higher in those subsequent years, the volatility was unnerving for many investors. Apparently, the same phenomenon may be occurring again. This is not a healthy environment for investors because the stock market's volatility undermines investor confidence.

      Fortunately, while the stock market was going through its wild gyrations between 1975 and 1982, there was a select group of stocks that was oblivious to the stock market's wild swings and instead slowly trended higher. Back then, about 15% of the stock market represented an oasis amidst the chaos. These oasis stocks are what we like to refer to as high Alpha stocks, because they tend to be less correlated to the overall stock market and are less vulnerable during the downdrafts.

      Traditionally, small capitalization stocks with lower price-to-earnings ratios have been the least correlated to the overall stock market. Small capitalization stocks may represent the best oasis in the upcoming months, especially since many thinly traded small capitalization stocks are poised to surge on any significant increase in trading volume. Fundamentally, small capitalization stocks have weathered the economic downturn better than many large capitalization stocks but due to persistent stock market outflows, they have performed poorly due to liquidity concerns.

EVENTS THAT COULD STIMULATE THE STOCK MARKET

      Overall, we believe that investors should prepare for the worst possible environment (wild oscillations) and hope for the best (the elimination of the double taxation on dividends). We would not be surprised if we get a mix of the two possible stock market scenarios outlined above. The biggest problem is that the stock market has erratic flow of funds. After several months of persistent and record outflows, the stock market finally had positive mutual fund inflows in November. We are now at the seasonally strong time of year when new pension contributions will likely result in steady inflows through mid-April. However, what the stock market really needs is a watershed event that will cause money to pour in and propel stocks higher for several months.

      In our opinion, the most likely watershed event that will propel the stock market higher will be the dividend tax relief that the new Congress may pass in the upcoming months. Currently, the S&P 500 is approximately 40% undervalued relative to Treasury securities according to most dividend discount models. If there is 50% dividend tax relief for individual investors, the S&P 500 will then be approximately 60% undervalued relative to Treasury securities when federal taxes are taken into consideration. As a result, we can easily envision wave after wave of bond investors jumping back into the stock market seeking out strong cash flow companies with predictable high dividend yields.

      Another possible watershed event would be military action against Iraq, which would remove much of the uncertainty that has been plaguing the overall market. After the Gulf War commenced twelve years ago, growth stocks surged dramatically in just three months. The same thing could easily happen again, because the U.S. dollar would likely surge (out of respect for U.S. military technology) and foreign investors would likely return to the U.S. seeking the appreciation of the U.S. dollar.

      There are some other factors that could stimulate the stock market other than dividend tax relief and military action against Iraq. Corporate earnings are expected to continue to improve during the next two quarters due to favorable year over year comparisons. Bond yields could spike higher like they did on October 9th, which would cause panicked bond investors to return to the stock market. Finally, there could be clear evidence that the U.S. economy has turned the corner for good and will be growing for the foreseeable future.

      It will also be interesting to see if the Federal Reserve Board will be able to stimulate the U.S. economy any further. The Adjusted Monetary Base, the most predictable money supply indicator, continues to grow steadily. In essence, the Adjusted Monetary Base is indicating that the Federal Reserve Board has been successful in pumping money into the U.S. economy through lower interest rates, home refinancing activity, etc. The problem is that the "velocity of money", which measures how fast money changes hands, has decelerated as the average consumer has become increasingly cautious in the past few months.

      The obvious answer is that it is time for the Bush Administration and the new Congress to stimulate the U.S. economy. It is scary to count on politicians to fix the U.S. economy and the stock market, but that is the exact predicament that we are in at the present time. Fortunately, the Bush Administration appears to be just as focused on fixing the U.S. economy as they have been focused on disarming Iraq. We are confident that both the Bush Administration and the new Congress will act swiftly in the upcoming months.

      We believe that 2003 should end up as one of the strongest years ever for the fundamentally superior stocks that we favor.

      Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8670 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, Marketmail*.

Sincerely,

/s/ Louis G. Navellier
Louis Navellier

*There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index. It is considered to be representative of the large cap market in general.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general.

The MSCI EAFE Growth Index is a market capitalization weighted index representing all 20 developed markets that make up the EAFE Index. All securities are classified as either growth or value based on price-to-book value ratios by each MSCI country index. The country growth indices are aggregated into regional growth indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002

                    TOP 20 PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 98.7%
AUTOMOTIVE -- 4.9%
     61,000  TBC Corp.*                    $      732,610
                                           --------------
BANKING -- 10.3%
     29,000  Compass Bancshares, Inc.             906,830
     30,000  Flagstar Bancorp, Inc.               648,000
                                           --------------
                                                1,554,830
                                           --------------
CHEMICALS -- 5.2%
     27,500  Albemarle Corp.                      782,375
                                           --------------
COMPUTER EQUIPMENT -- 9.0%
     91,000  Foundry Networks, Inc.*              640,640
     12,500  Zebra Technologies Corp.*            716,250
                                           --------------
                                                1,356,890
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 14.2%
     55,000  Citrix Systems, Inc.*                677,600
     10,600  Cognizant Technology
               Solutions Corp.*                   765,638
     13,400  Microsoft Corp.*                     692,780
                                           --------------
                                                2,136,018
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 11.3%
     21,500  Anheuser-Busch Companies,
               Inc.                             1,040,600
     35,000  Fresh Del Monte Produce,
               Inc.                               661,850
                                           --------------
                                                1,702,450
                                           --------------
INSTRUMENTS -- 4.9%
     25,000  Dionex Corp.*                        742,750
                                           --------------
INSURANCE -- 4.8%
     14,600  The Progressive Corp.                724,598
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 14.2%
     17,000  Boston Scientific Corp.*             722,840
     62,000  Hanger Orthopedic Group,
               Inc.*                              815,300
     30,000  Merit Medical Systems, Inc.*         597,600
                                           --------------
                                                2,135,740
                                           --------------
PHARMACEUTICALS -- 5.7%
     42,000  Chattem, Inc.*                       863,100
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 6.9%
     55,000  Annaly Mortgage Management,
               Inc.                             1,034,000
                                           --------------
RETAIL -- 3.4%
     30,000  PETsMART, Inc.*                      513,900
                                           --------------
SEMICONDUCTORS AND RELATED -- 3.9%
     32,000  Integrated Circuit Systems,
               Inc.*                              584,000
                                           --------------
TOTAL COMMON STOCKS
  (COST $16,020,451)                           14,863,261
                                           --------------

---------------------------------------------------------
  Shares/                                   Market Value
 Par Value                                    (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
MONEY MARKET FUNDS -- N.M.
        675  FBR Fund for Government
               Investors                   $          675
                                           --------------
GOVERNMENT AGENCY
  OBLIGATIONS -- 1.7%
   $262,000  FNMA Discount Notes 1.25%
               due 1/2/03                         261,982
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $262,657)                                 262,657
                                           --------------
TOTAL INVESTMENTS -- 100.4%
  (COST $16,283,108)                           15,125,918
Liabilities in Excess of Other
  Assets -- (0.4%)                                (53,012)
                                           --------------
NET ASSETS -- 100.0%                       $   15,072,906
                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
    Class A Shares                         $   20,710,497
    Class B Shares                              7,232,133
    Class C Shares                              4,594,557
Accumulated Net Realized Loss on
  Investments                                 (16,307,091)
Net Unrealized Depreciation of
  Investments                                  (1,157,190)
                                           --------------
NET ASSETS                                 $   15,072,906
                                           ==============
  CLASS A                                  $   10,513,271
                                           ==============
  CLASS B                                  $    2,794,887
                                           ==============
  CLASS C                                  $    1,764,748
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 1,186,687 Shares
      Outstanding)                                  $8.86
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $8.86)                            $9.32
                                           ==============
  CLASS B SHARES
    (Based on 324,699 Shares Outstanding)           $8.61
                                           ==============
  CLASS C SHARES
    (Based on 204,647 Shares Outstanding)           $8.62
                                           ==============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

                ALL CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                             Market Value
 Shares                                        (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 95.3%
APPAREL -- 4.1%
   4,880    Coach, Inc.*                     $   160,650
                                             -----------
COMPUTER EQUIPMENT -- 11.2%
   3,357    Avid Technology, Inc.                 77,043
   2,300    Black Box Corp.                      103,040
   4,850    Dell Computer Corp.*                 129,689
   2,467    Pixar, Inc.                          130,726
                                             -----------
                                                 440,498
                                             -----------
COMPUTER SOFTWARE AND SERVICES -- 16.0%
   5,606    BMC Software, Inc.                    95,919
   1,590    Cognizant Technology Solutions
              Corp.*                             114,846
   1,400    Electronic Arts, Inc.*                69,678
   1,750    Intuit, Inc.*                         82,110
   2,014    PEC Solutions, Inc.*                  60,219
   3,615    Take-Two Interactive Software,
              Inc.*                               84,916
   3,185    WebEx Communications, Inc.            47,775
   4,600    Yahoo!, Inc.                          75,210
                                             -----------
                                                 630,673
                                             -----------
CONSUMER PRODUCTS AND SERVICES -- 12.6%
   2,820    Apollo Group, Inc.*                  124,080
   2,310    Corinthian Colleges, Inc.*            87,457
   1,650    eBay, Inc.*                          111,903
   4,250    Fossil, Inc.*                         86,445
   3,500    Jarden Corp.*                         83,545
                                             -----------
                                                 493,430
                                             -----------
ELECTRONICS -- 7.8%
   5,247    American Power Conversion Corp.       79,492
   2,600    Cree, Inc.                            42,510
   6,669    Energizer Holdings, Inc.             186,065
                                             -----------
                                                 308,067
                                             -----------
ENTERTAINMENT -- 2.8%
   4,300    Fox Entertainment Group, Inc.*       111,499
                                             -----------
FINANCIAL SERVICES -- 2.2%
   1,700    Countrywide Financial Corp.           87,805
                                             -----------
FOOD, BEVERAGE AND TOBACCO -- 2.5%
   4,431    Coca-Cola Enterprises, Inc.           96,241
                                             -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 6.8%
   4,385    Immucor, Inc.*                        88,796
   2,697    Techne Corp.*                         77,048
   2,050    Varian Medical Systems, Inc.*        101,680
                                             -----------
                                                 267,524
                                             -----------

---------------------------------------------------------
 Shares/                                     Market Value
Par Value                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
OFFICE EQUIPMENT AND SUPPLIES -- 2.7%
   1,700    Avery Dennison Corp.             $   103,836
                                             -----------
OIL AND GAS SERVICES -- 2.4%
   5,090    Halliburton Co.                       95,234
                                             -----------
PHARMACEUTICALS -- 7.4%
   6,960    Amylin Pharmaceuticals, Inc.*        112,334
   1,705    Merck & Co., Inc.                     96,520
   2,460    Scios, Inc.*                          80,147
                                             -----------
                                                 289,001
                                             -----------
RETAIL -- 9.8%
   4,700    Amazon.com, Inc.*                     88,783
   4,540    Chico's FAS, Inc.*                    85,851
   3,790    Claire's Stores, Inc.                 83,645
   7,450    PETsMART, Inc.*                      127,619
                                             -----------
                                                 385,898
                                             -----------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 7.0%
   5,761    InterDigital Communications
              Corp*.                              83,880
   2,490    j2 Global Communications, Inc.*       47,410
   8,150    Nextel Communications, Inc.*          94,132
   9,379    TiVo, Inc.*                           49,052
                                             -----------
                                                 274,474
                                             -----------
TOTAL COMMON STOCKS
(COST $3,683,608)                              3,744,830
                                             -----------
SHORT-TERM INVESTMENTS -- 5.4%
MONEY MARKET FUNDS -- N.M.
     895    FBR Fund for Government
              Investors                              895
                                             -----------
GOVERNMENT AGENCY OBLIGATIONS -- 5.4%
$212,000    FNMA Discount Notes 1.25% due
              1/2/03                             211,985
                                             -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $212,880)                                  212,880
                                             -----------
TOTAL INVESTMENTS -- 100.7%
(COST $3,896,488)                              3,957,710
 Liabilities In Excess of Other
   Assets -- (0.7)%                              (28,048)
                                             -----------
NET ASSETS -- 100.0%                         $ 3,929,662
                                             ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

                ALL CAP GROWTH PORTFOLIO
---------------------------------------------------------
---------------------------------------------------------
 NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                           $ 5,188,983
    Class B Shares                             2,001,685
    Class C Shares                             1,534,417
  Accumulated Net Realized Loss on
    Investments                               (4,856,645)
  Net Unrealized Appreciation of
    Investments                                   61,222
                                             -----------
NET ASSETS                                   $ 3,929,662
                                             ===========
  CLASS A                                    $ 2,383,754
                                             ===========
  CLASS B                                    $   979,682
                                             ===========
  CLASS C                                    $   566,226
                                             ===========

--------------------------------------------------------
--------------------------------------------------------
---------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
       (Based on 620,084 Shares Outstanding)
                                                   $3.84
                                             ===========
  CLASS A OFFERING PRICE PER SHARE
     (100/95.05 of $3.84)                          $4.04
                                             ===========
  CLASS B SHARES
       (Based on 259,802 Shares Outstanding)
                                                   $3.77
                                             ===========
  CLASS C SHARES
       (Based on 150,006 Shares Outstanding)
                                                   $3.77
                                             ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 96.5%
AUTOMOTIVE -- 4.9%
     1,730  Honda Motor Co., Ltd. ADR
              (Japan)                      $    31,244
     2,060  Nissan Motor Co., Ltd. ADR
              (Japan)                           31,683
                                           -----------
                                                62,927
                                           -----------
BANKING -- 3.4%
       900  UBS AG ADR* (Switzerland)           43,308
                                           -----------
BUILDING AND CONSTRUCTION -- 5.4%
     1,150  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                 34,730
     2,020  Masonite International Corp.
              ADR* (Canada)                     34,118
                                           -----------
                                                68,848
                                           -----------
CHEMICALS -- 4.4%
     4,870  Syngenta AG ADR*
              (Switzerland)                     56,102
                                           -----------
COMPUTER EQUIPMENT -- 3.4%
     1,440  Logitech International S.A.
              ADR* (Switzerland)                43,934
                                           -----------
CONSUMER PRODUCTS AND SERVICES -- 4.4%
     1,770  Electrolux AB ADR (Sweden)          56,038
                                           -----------
ELECTRONICS -- 2.6%
       790  Siemens AG ADR* (Germany)           33,283
                                           -----------
FINANCIAL SERVICES -- 7.4%
     2,020  Allied Irish Banks PLC ADR
              (Ireland)                         54,298
       570  Bank of Ireland ADR (Ireland)       23,279
       715  Barclays PLC ADR (United
              Kingdom)                          17,661
                                           -----------
                                                95,238
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 15.9%
       710  Diageo PLC ADR (United
              Kingdom)                          31,098
     2,340  Group Danone ADR (France)           62,478
       475  Swedish Match AB ADR (Sweden)       36,703
     1,920  Unilever PLC ADR (United
              Kingdom)                          73,440
                                           -----------
                                               203,719
                                           -----------
INDUSTRIAL SERVICES -- 3.8%
     1,110  Norsk Hydro ASA ADR (Norway)        49,295
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
INSURANCE -- 4.5%
     2,075  ING Groep NV ADR
              (Netherlands)                $    34,943
       660  Millea Holdings ADR* (Japan)        23,232
                                           -----------
                                                58,175
                                           -----------
MANUFACTURING -- 7.5%
     2,020  SKF AB ADR (Sweden)                 51,328
     3,670  Tomkins PLC ADR (United
              Kingdom)                          44,847
                                           -----------
                                                96,175
                                           -----------
OIL AND GAS SERVICES -- 6.4%
       315  ENI-Ente Nazionale
              Idrocarburi SpA ADR (Italy)       24,724
     1,050  PetroChina Co. Ltd., ADR
              (China)                           21,074
     4,400  Statoil ASA ADR* (Norway)           36,388
                                           -----------
                                                82,186
                                           -----------
PAPER AND PACKAGING -- 6.4%
     1,560  Rexam PLC ADR (United
              Kingdom)                          51,090
     2,310  Sappi, Ltd. ADR (South
              Africa)                           30,538
                                           -----------
                                                81,628
                                           -----------
PHARMACEUTICALS -- 5.3%
       850  GlaxoSmithKline PLC ADR
              (United Kingdom)                  31,841
       840  Schering AG ADR (Germany)           36,036
                                           -----------
                                                67,877
                                           -----------
SEMICONDUCTORS AND RELATED -- 0.8%
     4,040  ARM Holdings PLC ADR* (United
              Kingdom)                          10,221
                                           -----------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 5.9%
     2,300  Nokia Oyj ADR (Finland)             35,650
     2,240  Vodafone Group PLC ADR
              (United Kingdom)                  40,589
                                           -----------
                                                76,239
                                           -----------
UTILITIES -- 4.1%
     1,290  E.ON AG ADR (Germany)               52,774
                                           -----------
TOTAL COMMON STOCKS
  (COST $1,317,450)                          1,237,967
                                           -----------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- N.M.
MONEY MARKET FUNDS -- N.M.
        52  FBR Fund for Government
              Investors                    $        52
                                           -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $52)                                        52
                                           -----------
TOTAL INVESTMENTS -- 96.5%
  (COST $1,317,502)                          1,238,019
Other Assets Less Liabilities -- 3.5%           45,225
                                           -----------
NET ASSETS -- 100.0%                       $ 1,283,244
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
  Class A Shares                           $ 1,454,256
  Class B Shares                               147,303
  Class C Shares                                42,808
  Undistributed Net Investment Income                3
  Accumulated Net Realized Loss on
    Investments                               (281,643)
  Net Unrealized Depreciation of
    Investments                                (79,483)
                                           -----------
NET ASSETS                                 $ 1,283,244
                                           ===========
  CLASS A                                  $ 1,111,265
                                           ===========
  CLASS B                                  $   135,459
                                           ===========
  CLASS C                                  $    36,520
                                           ===========

------------------------------------------------------
------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 218,550 Shares Outstanding)        $5.08
                                           ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $5.08)                         $5.34
                                           ===========
  CLASS B SHARES
    (Based on 26,873 Shares Outstanding)         $5.04
                                           ===========
  CLASS C SHARES
    (Based on 7,260 Shares Outstanding)          $5.03
                                           ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

              LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 89.5%
APPAREL -- 0.8%
       170  Nike, Inc. Class B             $      7,560
                                           ------------
AUTOMOTIVE -- 2.8%
     1,770  Nissan Motor Co. Ltd. ADR            27,223
                                           ------------
COMPUTER EQUIPMENT -- 15.5%
     1,800  Cisco Systems, Inc.*                 23,580
     1,690  Dell Computer Corp.*                 45,191
       900  Emulex Corp.*                        16,695
     1,375  Hewlett-Packard Co.                  23,870
       575  International Business
              Machines Corp.                     44,563
                                           ------------
                                                153,899
                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 11.8%
       820  First Data Corp.                     29,036
       810  Intuit, Inc*                         38,005
       520  Microsoft Corp*                      26,884
     1,450  Yahoo! Inc.*                         23,707
                                           ------------
                                                117,632
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 7.4%
       735  Clorox Co.                           30,319
       640  eBay, Inc.*                          43,405
                                           ------------
                                                 73,724
                                           ------------
ENTERTAINMENT -- 2.9%
     1,120  Fox Entertainment Group,
              Inc.*                              29,042
                                           ------------
FINANCIAL SERVICES -- 4.9%
       470  SLM Corp.                            48,814
                                           ------------
FOOD, BEVERAGE AND TOBACCO -- 3.8%
       590  Sysco Corp.                          17,576
       360  Wm. Wrigley Jr. Co.                  19,757
                                           ------------
                                                 37,333
                                           ------------
HEALTHCARE PRODUCTS AND
  SERVICES -- 2.2%
       415  Johnson & Johnson                    22,290
                                           ------------
INSURANCE -- 5.1%
       660  The Allstate Corp.                   24,413
       525  The Progressive Corp.                26,056
                                           ------------
                                                 50,469
                                           ------------

-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
MEDICAL EQUIPMENT AND
  SUPPLIES -- 6.7%
       365  Forest Laboratories, Inc.*     $     35,850
       460  Stryker Corp.                        30,875
                                           ------------
                                                 66,725
                                           ------------
RECREATIONAL PRODUCTS -- 2.7%
       585  Harley-Davidson, Inc.                27,027
                                           ------------
RETAIL -- 11.3%
       510  Bed Bath & Beyond, Inc.*             17,610
       310  Kohl's Corp.*                        17,345
       500  Lowe's Companies, Inc.               18,750
     1,580  The TJX Companies, Inc.              30,842
       555  Wal-Mart Stores, Inc.                28,032
                                           ------------
                                                112,579
                                           ------------
SEMICONDUCTORS AND RELATED -- 3.7%
     2,830  Applied Materials, Inc.*             36,874
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 7.9%
     3,150  Nextel Communications, Inc.
              Class A*                           36,383
     1,170  Qualcomm, Inc.*                      42,576
                                           ------------
                                                 78,959
                                           ------------
TOTAL COMMON STOCKS
  (COST $947,950)                               890,150
                                           ------------
SHORT-TERM INVESTMENTS -- 10.5%
MONEY MARKET FUNDS -- 0.1%
       887  FBR Fund for Government
              Investors                             887
                                           ------------
GOVERNMENT AGENCY OBLIGATIONS -- 10.4%
  $104,000  FNMA Discount Notes 1.25% due
              1/2/03                            103,993
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $104,880)                               104,880
                                           ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $1,052,830)                             995,030
    Other Assets Less Liabilities -- N.M.           185
                                           ------------
NET ASSETS -- 100.0%                       $    995,215
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

              LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------
-------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
  Class A Shares                           $    543,048
  Class B Shares                                575,306
  Class C Shares                                353,214
  Accumulated Net Realized Loss on
    Investments                                (418,553)
  Net Unrealized Depreciation of
    Investments                                 (57,800)
                                           ------------
NET ASSETS                                 $    995,215
                                           ============
  CLASS A                                  $    355,316
                                           ============
  CLASS B                                  $    423,950
                                           ============
  CLASS C                                  $    215,949
                                           ============

-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 76,781 Shares Outstanding)          $4.63
                                           ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $4.63)                          $4.87
                                           ============
  CLASS B SHARES
    (Based on 92,912 Shares Outstanding)          $4.56
                                           ============
  CLASS C SHARES
    (Based on 47,449 Shares Outstanding)          $4.55
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 97.9%
APPAREL -- 2.4%
     1,075  Coach, Inc.*                   $     35,389
                                           ------------
AUTOMOTIVE -- 3.0%
       615  Autozone, Inc.*                      43,450
                                           ------------
BANKING -- 6.2%
     3,175  Hudson City Bancorp, Inc             59,150
       965  North Fork Bancorporation,
              Inc.                               32,559
                                           ------------
                                                 91,709
                                           ------------
COMPUTER EQUIPMENT -- 5.5%
       775  CDW Computer Centers, Inc.*          33,984
       775  Lexmark International, Inc.*         46,888
                                           ------------
                                                 80,872
                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 23.1%
     1,800  Adobe Systems, Inc.                  44,838
     2,925  Cognos, Inc.*                        68,591
       925  Electronic Arts, Inc.*               46,037
       800  Intuit, Inc.*                        37,536
       900  Mercury Interactive Corp.*           26,685
     1,100  Pixar, Inc.*                         58,289
     1,400  Symantec Corp.*                      56,630
                                           ------------
                                                338,606
                                           ------------
CONSUMER PRODUCTS AND
  SERVICES -- 11.8%
     1,350  Apollo Group, Inc. Class A*          59,400
       610  Expedia, Inc.*                       40,827
       850  Hotels.com, Inc.*                    46,436
       725  Westwood One, Inc.*                  27,086
                                           ------------
                                                173,749
                                           ------------
ELECTRONICS -- 5.8%
     2,900  American Power Conversion,
              Inc.*                              43,935
     1,500  Energizer Holdings, Inc.*            41,850
                                           ------------
                                                 85,785
                                           ------------
FINANCIAL SERVICES -- 3.1%
     1,100  Moody's Corp.                        45,419
                                           ------------
HEALTHCARE PRODUCTS AND SERVICES -- 2.2%
       950  Gilead Sciences, Inc.*               32,300
                                           ------------
MANUFACTURING -- 1.6%
       395  ITT Industries, Inc.                 23,973
                                           ------------
MEDICAL EQUIPMENT AND
  SUPPLIES -- 11.1%
     1,035  Dentsply International, Inc.         38,542
     1,000  Lincare Holdings, Inc.*              31,620
       955  Oxford Health Plans, Inc.*           34,810
       750  Patterson Dental Co.*                32,805
       500  Varian Medical Systems, Inc.*        24,800
                                           ------------
                                                162,577
                                           ------------

-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
OIL AND GAS SERVICES -- 3.4%
       475  Apache Corp.                   $     27,070
       500  Devon Energy Corp.                   22,950
                                           ------------
                                                 50,020
                                           ------------
RETAIL -- 11.3%
     1,675  Amazon.com, Inc.*                    31,641
       850  Michaels Stores, Inc.*               26,605
     2,150  PETsMART, Inc.*                      36,830
       470  Ross Stores, Inc.                    19,923
     1,875  Williams-Sonoma, Inc.*               50,906
                                           ------------
                                                165,905
                                           ------------
SEMICONDUCTORS AND RELATED -- 5.2%
     3,000  Nvidia Corp.*                        34,530
     1,200  QLogic Corp.*                        41,412
                                           ------------
                                                 75,942
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.2%
       720  L-3 Communications Holdings,
              Inc.*                              32,334
                                           ------------
TOTAL COMMON STOCKS (COST $1,470,862)
                                              1,438,030
                                           ------------
SHORT-TERM INVESTMENTS -- 1.0%
MONEY MARKET FUNDS -- 0.1%
       930  FBR Fund for Government
              Investors                             930
                                           ------------
GOVERNMENT AGENCY
  OBLIGATIONS -- 0.9%
   $13,000  FNMA Discount Notes 1.25% due
              1/2/03                             12,999
                                           ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $13,929)                                 13,929
                                           ------------
TOTAL INVESTMENTS -- 98.9% (COST
  $1,484,791)                                 1,451,959
Other Assets Less Liabilities -- 1.1%            15,778
                                           ------------
NET ASSETS -- 100.0%                       $  1,467,737
                                           ============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $  1,088,502
    Class B Shares                              297,554
    Class C Shares                              269,063
  Accumulated Net Realized Loss on
    Investments                                (154,550)
  Net Unrealized Depreciation of
    Investments                                 (32,832)
                                           ------------
NET ASSETS                                 $  1,467,737
                                           ============
  CLASS A                                  $    953,902
                                           ============
  CLASS B                                  $    257,996
                                           ============
  CLASS C                                  $    255,839
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 119,518 Shares Outstanding)         $7.98
                                           ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $7.98)                          $8.40
                                           ============
  CLASS B SHARES
    (Based on 32,493 Shares Outstanding)          $7.94
                                           ============
  CLASS C SHARES
    (Based on 32,174 Shares Outstanding)          $7.95
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2002 (continued)

                                               MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
 Shares/                                            Maturity                                            Market Value
Par Value                                             Date                         Rate                   (Note 1)
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 98.0%
FEDERAL HOME LOAN BANK DISCOUNT
  NOTES -- 43.9%
 $300,000                      January 17, 2003                                    1.28%                $    299,829
                                                                                                        ------------
TOTAL FEDERAL HOME LOAN BANK DISCOUNT NOTES (COST $299,829)                                                  299,829
                                                                                                        ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES -- 54.0%
   69,000                       January 2, 2003                                    1.25                       68,995
  300,000                       January 6, 2003                                    1.25                      299,948
                                                                                                        ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES (COST $368,943)                                                                             368,943
                                                                                                        ------------

MONEY MARKET FUNDS -- 0.1%
      905  FBR Fund for Government Investors                                                            $        905
                                                                                                        ------------
TOTAL MONEY MARKET
  (COST $905)                                                                                                    905
                                                                                                        ------------
TOTAL INVESTMENTS -- 98.0%
  (COST $669,677+)                                                                                           669,677
Other Assets Less Liabilities -- 2.0%                                                                         13,444
                                                                                                        ------------
NET ASSETS -- 100.0%                                                                                    $    683,121
                                                                                                        ============
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
    Class A Shares                                                                                      $    508,817
    Class B Shares                                                                                           141,938
    Class C Shares                                                                                            32,366
                                                                                                        ------------
NET ASSETS                                                                                              $    683,121
                                                                                                        ============
  CLASS A SHARES                                                                                        $    508,817
                                                                                                        ============
  CLASS B SHARES                                                                                        $    141,938
                                                                                                        ============
  CLASS C SHARES                                                                                        $     32,366
                                                                                                        ============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 508,817 Shares Outstanding)                                                                      $1.00
                                                                                                        ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $1.00)                                                                                       $1.05
                                                                                                        ============
  CLASS B SHARES
    (Based on 141,938 Shares Outstanding)                                                                      $1.00
                                                                                                        ============
  CLASS C SHARES
    (Based on 32,366 Shares Outstanding)                                                                       $1.00
                                                                                                        ============

------------------------------

* Non-income producing
N.M.  Not Meaningful
ADR  American Depository Receipts
+ Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                              ALL CAP      INTERNATIONAL
                                                               TOP 20         GROWTH          GROWTH
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).......................................  $     8,077    $     4,428      $     969
   Dividends (Note 1)......................................      244,185         21,044         20,682
                                                             -----------    -----------      ---------
     Total Investment Income...............................      252,262         25,472         21,651
                                                             -----------    -----------      ---------
 EXPENSES
   Investment Advisory Fee (Note 2)........................      224,695         53,593         11,672
   Distribution Plan Fee (Note 4)
     Class A Shares........................................       40,275          8,169          2,712
     Class B Shares........................................       38,911         12,150            434
     Class C Shares........................................       24,685          8,768            391
   Transfer Agent and Custodian Fee (Note 3)...............       93,525         65,982         61,118
   Printing Expense........................................       61,265         14,130            955
   Registration Fees.......................................       35,175         32,921         32,734
   Insurance Expense.......................................       14,636          3,120            250
   Audit Fees..............................................       10,200         12,000          4,000
   Trustees' Fees..........................................        6,750          6,750          6,750
   Legal Expense...........................................        4,964          4,964          5,358
   Other Expenses..........................................        2,138          1,077            894
                                                             -----------    -----------      ---------
     Total Expenses........................................      557,219        223,624        127,268
     Less Expenses Reimbursed by Investment Adviser (Note
       2)..................................................     (172,480)      (127,546)      (109,142)
                                                             -----------    -----------      ---------
       Net Expenses........................................      384,739         96,078         18,126
                                                             -----------    -----------      ---------
 NET INVESTMENT INCOME (LOSS)..............................     (132,477)       (70,606)         3,525
                                                             -----------    -----------      ---------
 Net Realized Loss on Investments..........................   (4,518,363)    (1,659,556)      (104,333)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments.............................................   (4,154,340)      (688,720)      (115,650)
                                                             -----------    -----------      ---------
 NET LOSS ON INVESTMENTS...................................   (8,672,703)    (2,348,276)      (219,983)
                                                             -----------    -----------      ---------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $(8,805,180)   $(2,418,882)     $(216,458)
                                                             ===========    ===========      =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                               LARGE CAP     MID CAP        MONEY
                                                                GROWTH        GROWTH        MARKET
                                                               PORTFOLIO    PORTFOLIO*    PORTFOLIO*
 INVESTMENT INCOME
   Interest (Note 1).........................................  $   1,574    $   1,265      $  4,920
   Dividends (Note 1)........................................      4,529        2,415            --
                                                               ---------    ---------      --------
     Total Investment Income.................................      6,103        3,680         4,920
                                                               ---------    ---------      --------
 EXPENSES
   Investment Advisory Fee ( Note 2).........................      7,883        7,222           828
   Distribution Plan Fee (Note 4)
     Class A Shares..........................................        789        1,239           558
     Class B Shares..........................................      2,941        1,443           790
     Class C Shares..........................................      1,788          823            84
   Transfer Agent and Custodian Fee (Note 3).................     60,789       19,865        14,619
   Registration Fees.........................................     32,275       43,644        43,644
   Trustees' Fees............................................      6,750        4,500         4,500
   Legal Expense.............................................      4,964        3,125         3,520
   Audit Fees................................................      4,000           --            --
   Printing Expense..........................................      1,729          454           142
   Insurance Expense.........................................        289           21             4
   Other Expenses............................................        867          559           757
                                                               ---------    ---------      --------
     Total Expenses..........................................    125,064       82,895        69,446
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................   (109,692)     (70,363)      (66,883)
                                                               ---------    ---------      --------
       Net Expenses..........................................     15,372       12,532         2,563
                                                               ---------    ---------      --------
 NET INVESTMENT INCOME (LOSS)................................     (9,269)      (8,852)        2,357
                                                               ---------    ---------      --------
 Net Realized Loss on Investments............................   (126,421)    (154,550)           --
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (100,611)     (32,832)           --
                                                               ---------    ---------      --------
 NET LOSS ON INVESTMENTS.....................................   (227,032)    (187,382)           --
                                                               ---------    ---------      --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS................................................  $(236,301)   $(196,234)     $  2,357
                                                               =========    =========      ========
 ------------------------------------------------------------

 * From Commencement of Operations May 1, 2002.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            TOP 20                   ALL CAP GROWTH
                                                           PORTFOLIO                    PORTFOLIO
                                                      FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                         DECEMBER 31,                 DECEMBER 31,
                                                  ---------------------------   -------------------------
                                                      2002           2001          2002          2001
                                                  ------------   ------------   -----------   -----------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss..........................  $  (132,477)   $   (398,723)  $   (70,606)  $   (80,712)
   Net Realized Loss on Investment
     Transactions...............................   (4,518,363)    (10,178,373)   (1,659,556)   (3,073,373)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments................   (4,154,340)      2,422,927      (688,720)      907,415
                                                  ------------   ------------   -----------   -----------
     Net Decrease in Net Assets Resulting from
       Operations...............................   (8,805,180)     (8,154,169)   (2,418,882)   (2,246,670)
                                                  ------------   ------------   -----------   -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gains:
       Class A Shares...........................           --        (125,496)           --            --
       Class B Shares...........................           --         (29,080)           --            --
       Class C Shares...........................           --         (18,267)           --            --
                                                  ------------   ------------   -----------   -----------
   Total Distributions to Shareholders..........           --        (172,843)           --            --
                                                  ------------   ------------   -----------   -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares...........................    1,733,139       5,156,018     1,026,671     4,385,663
       Class B Shares...........................      427,950       1,881,731       199,411     1,307,652
       Class C Shares...........................      418,809       1,450,935       177,681     1,311,660
   Reinvestment of Distributions:
       Class A Shares...........................           --         137,302            --            --
       Class B Shares...........................           --          27,417            --            --
       Class C Shares...........................           --          18,500            --            --
   Cost of Shares Redeemed:
       Class A Shares...........................   (5,784,302)     (6,926,841)   (1,484,669)     (949,016)
       Class B Shares (Note 2)..................     (872,141)       (790,337)     (194,684)     (300,826)
       Class C Shares (Note 2)..................     (683,974)       (677,849)     (589,953)     (467,464)
                                                  ------------   ------------   -----------   -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions........   (4,760,519)        276,876      (865,543)    5,287,669
                                                  ------------   ------------   -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS....  (13,565,699)     (8,050,136)   (3,284,425)    3,040,999
 NET ASSETS -- Beginning of Year................   28,638,605      36,688,741     7,214,087     4,173,088
                                                  ------------   ------------   -----------   -----------
 NET ASSETS -- End of Year......................  $15,072,906    $ 28,638,605   $ 3,929,662   $ 7,214,087
                                                  ============   ============   ===========   ===========
 SHARES
   Sold:
       Class A Shares...........................      140,048         354,006       208,386       619,055
       Class B Shares...........................       38,642         132,328        40,611       189,112
       Class C Shares...........................       35,861         102,398        39,487       184,007
   Issued in Reinvestment of Distributions:
       Class A Shares...........................           --          10,452            --            --
       Class B Shares...........................           --           2,222            --            --
       Class C Shares...........................           --           1,479            --            --
   Redeemed:
       Class A Shares...........................     (498,629)       (499,293)     (317,430)     (155,789)
       Class B Shares...........................      (80,090)        (59,033)      (40,058)      (48,682)
       Class C Shares...........................      (61,080)        (52,739)     (131,801)      (68,259)
                                                  ------------   ------------   -----------   -----------
     Net Increase (Decrease) in Shares..........     (425,248)         (8,180)     (200,805)      719,444
                                                  ============   ============   ===========   ===========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    INTERNATIONAL GROWTH           LARGE CAP GROWTH
                                                          PORTFOLIO                    PORTFOLIO
                                                     FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                        DECEMBER 31,                 DECEMBER 31,
                                                  -------------------------   ---------------------------
                                                      2002          2001          2002           2001
                                                  ------------   ----------   ------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Gain (Loss)...................   $    3,525    $      (70)   $  (9,269)     $  (3,405)
   Net Realized Loss on Investment
     Transactions...............................     (104,333)     (168,318)    (126,421)      (268,021)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments................     (115,650)       62,986     (100,611)        98,670
                                                   ----------    ----------    ---------      ---------
     Net Decrease in Net Assets Resulting from
       Operations...............................     (216,458)     (105,402)    (236,301)      (172,756)
                                                   ----------    ----------    ---------      ---------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income
       Class A Shares...........................       (3,522)           --           --             --
                                                   ----------    ----------    ---------      ---------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares...........................      905,112     1,653,937      268,821        217,052
       Class B Shares...........................      122,275         5,169      361,178        105,032
       Class C Shares...........................       20,749        36,850      145,969         32,598
   Reinvestment of Distributions:
       Class A Shares...........................        3,522            --           --             --
   Cost of Shares Redeemed:
       Class A Shares...........................     (393,232)     (836,830)    (156,522)       (64,771)
       Class B Shares (Note 2)..................           --            --      (42,414)        (8,512)
       Class C Shares (Note 2)..................       (9,367)       (5,361)     (21,807)       (50,282)
                                                   ----------    ----------    ---------      ---------
     Net Increase in Net Assets Resulting from
       Share Transactions.......................      649,059       853,765      555,225        231,117
                                                   ----------    ----------    ---------      ---------
     TOTAL INCREASE IN NET ASSETS...............      429,079       748,363      318,924         58,361
 NET ASSETS -- Beginning of Year................      854,165       105,802      676,291        617,930
                                                   ----------    ----------    ---------      ---------
 NET ASSETS -- End of Year......................   $1,283,244    $  854,165    $ 995,215      $ 676,291
                                                   ==========    ==========    =========      =========
 SHARES
   Sold:
       Class A Shares...........................      148,024       260,952       52,015         34,497
       Class B Shares...........................       23,656           810       69,324         16,742
       Class C Shares...........................        3,486         6,318       28,295          5,383
   Issued in Reinvestment of Distributions:
       Class A Shares...........................          695            --           --             --
   Redeemed:
       Class A Shares...........................      (70,418)     (133,148)     (29,378)       (11,044)
       Class B Shares...........................           --            --       (8,023)        (1,516)
       Class C Shares...........................       (1,623)         (921)      (4,413)        (8,270)
                                                   ----------    ----------    ---------      ---------
     Net Increase in Shares.....................      103,820       134,011      107,820         35,792
                                                   ==========    ==========    =========      =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               MID CAP GROWTH         MONEY MARKET
                                                                 PORTFOLIO             PORTFOLIO
                                                               FOR THE PERIOD        FOR THE PERIOD
                                                                   ENDED                 ENDED
                                                             DECEMBER 31, 2002*    DECEMBER 31, 2002*
                                                             ------------------    ------------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Gain (Loss)..............................      $   (8,852)           $   2,357
   Net Realized Loss on Investment Transactions............        (154,550)                  --
   Change in Net Unrealized Depreciation of Investments....         (32,832)                  --
                                                                 ----------            ---------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations..........................................        (196,234)               2,357
                                                                 ----------            ---------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income
       Class A Shares......................................              --               (2,156)
       Class B Shares......................................              --                 (181)
       Class C Shares......................................              --                  (20)
                                                                 ----------            ---------
   Total Distributions to Shareholders.....................              --               (2,357)
                                                                 ----------            ---------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares......................................       1,485,153              529,809
       Class B Shares......................................         373,176              308,078
       Class C Shares......................................         272,530               32,346
   Reinvestment of Distributions:
       Class A Shares......................................              --                2,156
       Class B Shares......................................              --                  181
       Class C Shares......................................              --                   20
   Cost of Shares Redeemed:
       Class A Shares......................................        (391,785)             (23,148)
       Class B Shares (Note 2).............................         (73,137)            (166,321)
       Class C Shares (Note 2).............................          (1,966)                  --
                                                                 ----------            ---------
     Net Increase in Net Assets Resulting from Share
       Transactions........................................       1,663,971              683,121
                                                                 ----------            ---------
     TOTAL INCREASE IN NET ASSETS..........................       1,467,737              683,121
 NET ASSETS -- Beginning of Period.........................              --                   --
                                                                 ----------            ---------
 NET ASSETS -- End of Period...............................      $1,467,737            $ 683,121
                                                                 ==========            =========
 SHARES
   Sold:
       Class A Shares......................................         165,054              529,809
       Class B Shares......................................          41,403              308,078
       Class C Shares......................................          32,432               32,346
   Issued in Reinvestment of Distributions:
       Class A Shares......................................              --                2,156
       Class B Shares......................................              --                  181
       Class C Shares......................................              --                   20
   Redeemed:
       Class A Shares......................................         (45,536)             (23,148)
       Class B Shares......................................          (8,910)            (166,321)
       Class C Shares......................................            (258)                  --
                                                                 ----------            ---------
     Net Increase in Shares................................         184,185              683,121
                                                                 ==========            =========

------------------------------

 *From Commencement of Operations May 1, 2002.
                       See Notes to Financial Statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS


                                                                                               DISTRIBUTIONS TO
                                                       NET ASSET      NET       NET REALIZED     SHAREHOLDERS     DISTRIBUTIONS TO
                                                       VALUE --    INVESTMENT       AND            FROM NET         SHAREHOLDERS
                                                       BEGINNING     INCOME      UNREALIZED       INVESTMENT          FROM NET
                                                       OF PERIOD     (LOSS)     GAIN (LOSS)         INCOME         REALIZED GAINS
                                                       ---------   ----------   ------------   ----------------   ----------------
TOP 20 PORTFOLIO CLASS A SHARES
  For the fiscal year ended December 31, 2002........   $13.45       $(0.05)       $(4.54)          $   --             $   --
  For the fiscal year ended December 31, 2001........    17.10        (0.17)        (3.40)              --              (0.08)
  For the fiscal year ended December 31, 2000........    20.96        (0.20)        (1.44)              --              (2.22)
  For the fiscal year ended December 31, 1999........    12.55        (0.18)         9.68               --              (1.09)
  For the period September 30, 1998* through December
    31,1998..........................................    10.00        (0.01)         2.56               --                 --
TOP 20 PORTFOLIO CLASS B SHARES
  For the fiscal year ended December 31, 2002........    13.17        (0.13)        (4.43)              --                 --
  For the fiscal year ended December 31, 2001........    16.94        (0.23)        (3.46)              --              (0.08)
  For the period March 28, 2000* through December 31,
    2000.............................................    27.85        (0.13)        (8.56)              --              (2.22)
TOP 20 PORTFOLIO CLASS C SHARES
  For the fiscal year ended December 31, 2002........    13.19        (0.13)        (4.44)              --                 --
  For the fiscal year ended December 31, 2001........    16.95        (0.25)        (3.43)              --              (0.08)
  For the period April 18, 2000* through December 31,
    2000.............................................    21.54        (0.11)        (2.26)              --              (2.22)
ALL CAP GROWTH PORTFOLIO CLASS A SHARES
  For the fiscal year ended December 31, 2002........     5.89        (0.05)        (2.00)              --                 --
  For the fiscal year ended December 31, 2001........     8.18        (0.05)        (2.24)              --                 --
  For the period September 5, 2000* through December
    31, 2000.........................................    11.10           --         (2.92)              --                 --
ALL CAP GROWTH PORTFOLIO CLASS B SHARES
  For the fiscal year ended December 31, 2002........     5.82        (0.08)        (1.97)              --                 --
  For the fiscal year ended December 31, 2001........     8.14        (0.09)        (2.23)              --                 --
  For the period September 24, 2000* through December
    31, 2000.........................................    10.51        (0.01)        (2.36)              --                 --
ALL CAP GROWTH PORTFOLIO CLASS C SHARES
  For the fiscal year ended December 31, 2002........     5.83        (0.10)        (1.96)              --                 --
  For the fiscal year ended December 31, 2001........     8.16        (0.09)        (2.24)              --                 --
  For the period September 26, 2000* through December
    31, 2000.........................................    10.43        (0.01)        (2.26)              --                 --
INTERNATIONAL GROWTH PORTFOLIO CLASS A SHARES
  For the fiscal year ended December 31, 2002........     5.74         0.02         (0.66)           (0.02)                --
  For the fiscal year ended December 31, 2001........     7.12           --         (1.38)              --                 --
  For the period September 5, 2000* through December
    31, 2000.........................................     9.74        (0.02)        (2.60)              --                 --
-----------------------------------------------------

 * Commencement of Operations
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                                  RATIOS TO AVERAGE NET ASSETS
                                                ----------------------------------------------------------------

                                                                                 NET INVESTMENT
      NET INCREASE                                                 EXPENSES      INCOME (LOSS)    NET INVESTMENT
       (DECREASE)     NET ASSET      TOTAL      EXPENSES AFTER      BEFORE           AFTER         LOSS BEFORE
         IN NET      VALUE - END   INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
      ASSET VALUE     OF PERIOD     RETURN+        (NOTE 2)        (NOTE 2)         (NOTE 2)         (NOTE 2)
      ------------   -----------   ----------   --------------   -------------   --------------   --------------
        $ (4.59)       $ 8.86        (34.13)%        1.50%            2.27%          (0.39)%           (1.16)%
          (3.65)        13.45        (20.89)         1.50             2.15           (1.10)            (1.75)
          (3.86)        17.10         (8.05)         1.40             1.89           (1.11)            (1.59)
           8.41         20.96         75.91          1.50             2.34           (1.34)            (2.19)
           2.55         12.55         25.50(A)       1.50(B)          7.90(B)        (0.64)(B)         (7.04)(B)
          (4.56)         8.61        (34.62)         2.25             3.02           (1.11)            (1.88)
          (3.77)        13.17        (21.75)         2.25             2.90           (1.84)            (2.49)
         (10.91)        16.94        (31.41)(A)      2.25(B)          2.74(B)        (1.84)(B)         (2.33)(B)
          (4.57)         8.62        (34.65)         2.25             3.02           (1.11)            (1.88)
          (3.76)        13.19        (21.68)         2.25             2.90           (1.84)            (2.49)
          (4.59)        16.95        (11.27)(A)      2.25(B)          2.74(B)        (1.83)(B)         (2.31)(B)
          (2.05)         3.84        (34.80)         1.50             3.89           (1.02)            (3.41)
          (2.29)         5.89        (28.00)         1.50             3.37           (0.93)            (2.80)
          (2.92)         8.18        (26.31)(A)      1.45(B)         14.71(B)        (0.40)(B)        (13.66)(B)
          (2.05)         3.77        (35.22)         2.25             4.64           (1.78)            (4.17)
          (2.32)         5.82        (28.50)         2.25             4.12           (1.68)            (3.55)
          (2.37)         8.14        (22.55)(A)      2.20(B)         15.46(B)        (1.06)(B)        (14.32)(B)
          (2.06)         3.77        (35.33)         2.25             4.64           (1.76)            (4.15)
          (2.33)         5.83        (28.55)         2.25             4.12           (1.68)            (3.55)
          (2.27)         8.16        (21.76)(A)      2.20(B)         15.46(B)        (1.05)(B)        (14.31)(B)
          (0.66)         5.08        (11.22)         1.49            10.80            0.36             (8.95)
          (1.38)         5.74        (19.38)         1.49            22.97            0.03            (21.45)
          (2.62)         7.12        (26.90)(A)      1.49(B)        120.64(B)        (0.54)(B)       (119.69)(B)

                             SUPPLEMENTARY DATA
                    ------------------------------------
                                              NUMBER OF
                                               SHARES
      NET INCREASE              NET ASSETS   OUTSTANDING
       (DECREASE)               AT END OF     AT END OF
         IN NET     PORTFOLIO     PERIOD       PERIOD
      ASSET VALUE   TURNOVER     (000'S)       (000'S)
      ------------  ---------   ----------   -----------
        $ (4.59)       207%      $10,513        1,187
          (3.65)       185        20,784        1,545
          (3.86)       118        28,737        1,680
           8.41        235        23,433        1,118
           2.55         82         7,202          574
          (4.56)       207         2,795          325
          (3.77)       185         4,823          366
         (10.91)       118         4,922          290
          (4.57)       207         1,765          205
          (3.76)       185         3,032          230
          (4.59)       118         3,030          179
          (2.05)       367         2,384          620
          (2.29)       182         4,293          729
          (2.92)        40         2,174          266
          (2.05)       367           980          260
          (2.32)       182         1,509          259
          (2.37)        40           967          119
          (2.06)       367           566          150
          (2.33)       182         1,412          242
          (2.27)        40         1,032          126
          (0.66)        85         1,111          219
          (1.38)       241           805          140
          (2.62)        42            89           13

FINANCIAL HIGHLIGHTS


                                                                                               DISTRIBUTIONS TO
                                                       NET ASSET      NET       NET REALIZED     SHAREHOLDERS
                                                       VALUE --    INVESTMENT       AND            FROM NET       NET DECREASE
                                                       BEGINNING     INCOME      UNREALIZED       INVESTMENT         IN NET
                                                       OF PERIOD     (LOSS)         LOSS            INCOME        ASSET VALUE
                                                       ---------   ----------   ------------   ----------------   ------------
INTERNATIONAL GROWTH PORTFOLIO CLASS B SHARES
  For the fiscal year ended December 31, 2002........   $ 5.70       $(0.01)       $(0.65)          $   --           $(0.66)
  For the fiscal year ended December 31, 2001........     7.12        (0.04)        (1.38)              --            (1.42)
  For the period November 2, 2000* through
    December 31, 2000................................     8.31        (0.01)        (1.18)              --            (1.19)
INTERNATIONAL GROWTH PORTFOLIO CLASS C SHARES
  For the fiscal year ended December 31, 2002........     5.71           --         (0.68)              --            (0.68)
  For the period January 12, 2001* through
    December 31, 2001................................     7.12        (0.01)        (1.40)              --            (1.41)
LARGE CAP GROWTH PORTFOLIO CLASS A SHARES
  For the fiscal year ended December 31, 2002........     6.21        (0.03)        (1.55)              --            (1.58)
  For the fiscal year ended December 31, 2001........     8.41        (0.01)        (2.19)              --            (2.20)
  For the period September 5, 2000* through
    December 31, 2000................................    11.22        (0.01)        (2.80)              --            (2.81)
LARGE CAP GROWTH PORTFOLIO CLASS B SHARES
  For the fiscal year ended December 31, 2002........     6.18        (0.05)        (1.57)              --            (1.62)
  For the fiscal year ended December 31, 2001........     8.40        (0.04)        (2.18)              --            (2.22)
  For the period October 3, 2000* through
    December 31, 2000................................    10.35        (0.01)        (1.94)              --            (1.95)
LARGE CAP GROWTH PORTFOLIO CLASS C SHARES
  For the fiscal year ended December 31, 2002........     6.15        (0.06)        (1.54)              --            (1.60)
  For the fiscal year ended December 31, 2001........     8.39        (0.07)        (2.17)              --            (2.24)
  For the period September 26, 2000* through December
    31, 2000.........................................    10.81        (0.01)        (2.41)              --            (2.42)
MID CAPGROWTH PORTFOLIO CLASS A SHARES
  For the period May 1, 2002* through December 31,
    2002.............................................    10.00        (0.04)        (1.98)              --            (2.02)
MID CAPGROWTH PORTFOLIO CLASS B SHARES
  For the period May 1, 2002* through December 31,
    2002.............................................    10.00        (0.08)        (1.98)              --            (2.06)
MID CAPGROWTH PORTFOLIO CLASS C SHARES
  For the period May 1, 2002* through December 31,
    2002.............................................    10.00        (0.05)        (2.00)              --            (2.05)
MONEY MARKET PORTFOLIO CLASS A SHARES
  For the period May 1, 2002* through December 31,
    2002.............................................     1.00         0.01            --            (0.01)              --
MONEY MARKET PORTFOLIO CLASS B SHARES
  For the period July 3, 2002* through December 31,
    2002.............................................     1.00         0.01            --            (0.01)              --
MONEY MARKET PORTFOLIO CLASS C SHARES
  For the period August 7, 2002* through December 31,
    2002.............................................     1.00         0.00(C)         --            (0.00)(C)           --
-----------------------------------------------------

 * Commencement of Operations
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share data provided is less than $0.01.

 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                   RATIOS TO AVERAGE NET ASSETS
                                 ----------------------------------------------------------------

                                                                  NET INVESTMENT
                                                    EXPENSES      INCOME (LOSS)    NET INVESTMENT
       NET ASSET      TOTAL      EXPENSES AFTER      BEFORE           AFTER         LOSS BEFORE
      VALUE - END   INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
       OF PERIOD     RETURN+        (NOTE 1)        (NOTE 2)         (NOTE 2)         (NOTE 2)
      -----------   ----------   --------------   -------------   --------------   --------------
         $5.04        (11.58)%        2.21%           11.52%           0.74%           (10.04)%
          5.70        (19.94)         2.25            23.73           (0.65)           (22.13)
          7.12        (14.32)(A)      2.24(B)        121.39(B)        (0.83)(B)       (119.99)(B)
          5.03        (11.91)         2.25            11.56           (0.10)            (9.41)
          5.71        (19.80)(A)      2.21(B)         23.69(B)        (0.74)(B)        (22.22)(B)
          4.63        (25.44)         1.50            15.40           (0.73)           (14.63)
          6.21        (26.16)         1.50            18.11           (0.19)           (16.80)
          8.41        (25.04)(A)      1.47(B)         48.33(B)        (0.30)(B)        (47.16)(B)
          4.56        (26.21)         2.25            16.15           (1.47)           (15.37)
          6.18        (26.43)         2.25            18.86           (0.95)           (17.56)
          8.40        (18.92)(A)      2.22(B)         49.08(B)        (0.72)(B)        (47.58)(B)
          4.55        (26.02)         2.25            16.15           (1.47)           (15.37)
          6.15        (26.70)         2.25            18.87           (0.92)           (17.54)
          8.39        (22.39)(A)      2.22(B)         49.08(B)        (0.54)(B)        (47.40)(B)
          7.98        (20.20)(A)      1.48(B)         11.11(B)        (0.97)(B)        (10.60)(B)
          7.94        (20.60)(A)      2.24(B)         11.87(B)        (1.71)(B)        (11.34)(B)
          7.95        (20.50)(A)      2.23(B)         11.86(B)        (1.80)(B)        (11.43)(B)
          1.00          0.63(A)       0.61(B)         22.00(B)         0.96(B)         (20.43)(B)
          1.00          0.12(A)       1.37(B)         22.76(B)         0.23(B)         (21.16)(B)
          1.00          0.10(A)       1.23(B)         22.62(B)         0.23(B)         (21.16)(B)

                            SUPPLEMENTARY DATA
                   ------------------------------------
                                             NUMBER OF
                                              SHARES
                               NET ASSETS   OUTSTANDING
       NET ASSET               AT END OF     AT END OF
      VALUE - END  PORTFOLIO     PERIOD       PERIOD
       OF PERIOD   TURNOVER     (000'S)       (000'S)
      -----------  ---------   ----------   -----------
         $5.04         85%        $135           27
          5.70        241           18            3
          7.12         42           17            2
          5.03         85           37            7
          5.71        241           31            5
          4.63        116          355           77
          6.21        127          336           54
          8.41         26          258           31
          4.56        116          424           93
          6.18        127          195           32
          8.40         26          138           16
          4.55        116          216           47
          6.15        127          145           24
          8.39         26          222           27
          7.98         78          954          120
          7.94         78          258           32
          7.95         78          256           32
          1.00        N/A          509          509
          1.00        N/A          142          142
          1.00        N/A           32           32

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of six Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, the All Cap Growth Portfolio, a diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, the Large Cap Growth Portfolio, a non-diversified open-end management company, the Mid Cap Growth Portfolio, a non-diversified open-end management company, and the Money Market Portfolio. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares. Class A shares have been offered since September 30, 1998 for the Top 20 Portfolio, September 5, 2000 for the All Cap Growth, International Growth, and Large Cap Growth Portfolios, and May 1, 2002 for the Mid Cap Growth and Money Market Portfolios. Class B and Class C shares have been offered since March 2, 2000 for the Top 20 Portfolio, September 5, 2000 for the All Cap Growth, International Growth, and Large Cap Growth Portfolios, and May 1, 2002 for the Mid Cap Growth and Money Market Portfolios. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Class B and C shares are offered at net asset value without an initial sales charge and may be subject to a contingent deferred sales charge. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually, except for the Money Market Portfolio, which are declared daily and paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio except for the Money Market Portfolio which pays a fee of 0.50%. An officer and trustee of the Fund is also an officer and director of the Adviser.

     Money Management Advisers, Inc. ("MMA") serves as Investment sub-adviser to the Money Market Portfolio. The Adviser pays MMA a fee for its services at an annual rate equal to 100% of the fee actually paid to the Adviser by the Fund (net of any waivers).

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets with the exception of the Money Market Portfolio which is limited to 1.00% for Class A and 1.75% for Class B and Class C of average daily net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio, the Large Cap Growth Portfolio, the Mid Cap Growth Portfolio, and the Money Market Portfolio totaling $172,480, $127,546, $109,142, $109,692, $70,363 and $66,883 respectively.

     At December 31, 2002, the statement of net assets includes the following amounts payable to the Adviser and Distributor:

                                              ALL CAP     INTERNATIONAL    LARGE CAP     MID CAP       MONEY
                                 TOP 20       GROWTH         GROWTH         GROWTH       GROWTH       MARKET
                                PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                ---------    ---------    -------------    ---------    ---------    ---------
Adviser.......................   $13,339      $3,486         $1,143          $870        $1,309        $136
                                 =======      ======         ======          ====        ======        ====
Distributor...................   $   198      $   59         $   12          $ 20        $   21        $  8
                                 =======      ======         ======          ====        ======        ====

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     For the year ended December 31, 2002, the Fund was advised that the Distributor received $129, $178, and $46 from sales loads earned on sales of the Top 20 Portfolio's, All Cap Growth Portfolio's and International Growth Portfolio's capital stock, respectively.

     The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the periods listed below, these fees were as follows:

                                                              CLASS B SHARES    CLASS C SHARES
                                                              --------------    --------------
Top 20 Portfolio
  For the year ended December 31, 2002......................     $16,275            $1,204
  For the year ended December 31, 2001......................      25,678             2,795
All Cap Growth Portfolio
  For the year ended December 31, 2002......................       4,636               148
  For the year ended December 31, 2001......................       7,822             3,612
International Growth Portfolio
  For the year ended December 31, 2002......................          --                94
  For the year ended December 31, 2001......................          --                54
Large Cap Growth Portfolio
  For the year ended December 31, 2002......................       1,574                --
  For the year ended December 31, 2001......................         240                --
Mid Cap Growth Portfolio
  For the period May 1, 2002* through December 31, 2002.....         600                19
Money Market Portfolio
  For the period July 3, 2002* through December 31, 2002....         972                --

------------------------------------------------------
* Commencement of Operations

     The Fund pays each of its Trustees not affiliated with the Adviser $12,000 annually. For the year ended December 31, 2002, Trustees' fees totaled $36,000.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

3. Transfer Agent and Custodian

     FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

     For the year ended December 31, 2002, purchases and sales of securities (excluding short-term securities) were as follows:

                                                    ALL CAP      INTERNATIONAL    LARGE CAP      MID CAP
                                     TOP 20         GROWTH          GROWTH          GROWTH        GROWTH
                                    PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                   -----------    -----------    -------------    ----------    ----------
Purchases........................  $45,718,362    $18,834,578     $1,559,296      $1,298,234    $2,454,200
                                   ===========    ===========     ==========      ==========    ==========
Sales............................  $50,593,635    $19,225,789     $  931,423      $  794,980    $  828,787
                                   ===========    ===========     ==========      ==========    ==========

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of December 31, 2002, based on the cost for Federal income tax purposes are as follows:

                                                    ALL CAP      INTERNATIONAL    LARGE CAP      MID CAP
                                      TOP 20         GROWTH         GROWTH          GROWTH        GROWTH
                                     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                    -----------    ----------    -------------    ----------    ----------
Gross Unrealized Appreciation.....  $   252,561    $  253,950     $   49,131      $   17,051    $   57,697
Gross Unrealized Depreciation.....   (1,409,751)     (192,906)      (133,573)        (74,851)      (90,529)
                                    -----------    ----------     ----------      ----------    ----------
Net Unrealized Appreciation
  (Depreciation)..................  $(1,157,190)   $   61,044     $  (84,442)     $  (57,800)   $  (32,832)
                                    ===========    ==========     ==========      ==========    ==========
Cost of Investments for Federal
  Income Tax Purposes.............  $16,283,108    $3,896,666     $1,322,461      $1,052,830    $1,484,791
                                    ===========    ==========     ==========      ==========    ==========

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

7. Federal Income Tax

     At December 31, 2002, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                              ALL CAP     INTERNATIONAL   LARGE CAP
                                                 TOP 20        GROWTH        GROWTH        GROWTH      MID CAP
                                                PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH
      EXPIRES DECEMBER 31,                                                                            PORTFOLIO
      --------------------                     -----------   ----------   -------------   ---------   ---------
      2008...................................  $        --   $   15,019     $  4,532      $  1,955    $     --
      2009...................................   11,569,611    2,754,393      133,011       245,519          --
      2010...................................    3,626,476    1,851,305       85,587       149,632     115,685
                                               -----------   ----------     --------      --------    --------
                                               $15,196,087   $4,620,717     $223,130      $397,106    $115,685
                                               ===========   ==========     ========      ========    ========

     Permanent differences between tax and financial reporting of net investment income are reclassified. As of December 31, 2002, net investment losses were reclassified to paid-in capital for Top 20 Portfolio, All Cap Growth Portfolio, Large Cap Growth Portfolio, and Mid Cap Growth Portfolio in the amount of $132,477, $70,606, $9,269, and $8,852, respectively. Net assets of the Funds were not affected by these reclassifications.

     On December 30, 2002, the International Growth Portfolio, Class A Shares paid ordinary income distributions of $0.016166 per share to shareholders as of record on December 27, 2002. Throughout the year, the Money Market Portfolio had daily ordinary income distributions that were paid on the first business day of every month for a total of $0.006287, $0.001228, and $0.000957 per share for Class A Shares, Class B Shares, and Class C Shares, respectively.

     The tax character of distributions paid during 2002 was as follows:

                                              INTERNATIONAL
                                                  GROWTH        MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              CLASS A SHARES   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
                                              --------------   --------------   --------------   --------------
      Distributions paid from:
        Ordinary income.....................      $3,522           $2,156            $181             $20

     The tax character of distributions paid during 2001 was as follows:

                                                                 TOP 20           TOP 20           TOP 20
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                             CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
                                                             --------------   --------------   --------------
      Distributions paid from:
        Long-term capital gains............................     $125,496         $29,080          $18,267

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                     ALL CAP
                                                                     GROWTH
                                                                    PORTFOLIO
                                                                    ---------
      Unrealized Appreciation.....................................   $61,222

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2002, the International Growth Portfolio had an outstanding loan of $40,136 at an annualized interest rate of 2.38%.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA

      We have audited the accompanying statement of net assets of Navellier Top 20 Portfolio, Navellier All Cap Growth Portfolio, Navellier International Growth Portfolio, Navellier Large Cap Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Money Market Portfolio, each a series of shares of The Navellier Millennium Funds as of December 31, 2002, and the related statements of operations for the period then ended and the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Top 20 Portfolio, Navellier All Cap Growth Portfolio, Navellier International Growth Portfolio, Navellier Large Cap Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Money Market Portfolio as of December 31, 2002, the results of their operations for the period then ended and the changes in their net assets and financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 12, 2003

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8670.

-------------------------------------------------------------------------------------------------------------------
NAME                                      NO. OF                                                         OTHER
AGE                          TERM OF     FUNDS IN                                                    TRUSTEESHIPS/
ADDRESS                    OFFICE AND    COMPLEX                                                     DIRECTORSHIPS
POSITION WITH TRUST          TENURE      OVERSEEN     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
 Louis Navellier*         Trustee and      14       Mr. Navellier is and has been the CEO and        None
 45                       President                 President of Navellier & Associates Inc., an
 One East Liberty         since                     investment management company since 1988; CEO
 Third Floor              September 30,             and President of Navellier Management, Inc., an
 Reno, NV 89501           1998                      investment management company since May 10,
                                                    1993; CEO and President of Navellier
 Trustee and President                              International Management, Inc., an investment
                                                    management company, since May 10, 1993; CEO and
                                                    President of Navellier Securities Corp. since
                                                    May 10, 1993; CEO and President of Navellier
                                                    Fund Management, Inc., an investment management
                                                    company, since November 30, 1995; and has been
                                                    editor of MPT Review from August 1987 to the
                                                    present and was publisher and editor of the
                                                    predecessor investment advisory newsletter OTC
                                                    Insight, which he began in 1980 and wrote
                                                    through July 1987.
-------------------------------------------------------------------------------------------------------------------
 Barry Sander             Trustee since    13       Currently retired as of December 1, 1998,        None
 54                       September 30,             formerly he was the President and CEO of Ursa
 1835 Ashland Mine Rd.    1998                      Major Inc., a stencil manufacturing firm, and
 Ashland, OR 97520                                  had been for the past nine years.
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Joel Rossman             Trustee since    13       Currently retired as of March 15, 1998.          None
 53                       September 30,             Formerly he was President and CEO of Personal
 2921 California          1998                      Stamp Exchange, Inc., a manufacturer, designer
 San Francisco, CA 94115                            and distributor of rubber stamp products. He
                                                    had been President and CEO of Personal Stamp
 Trustee                                            Exchange for the preceding 10 years.
-------------------------------------------------------------------------------------------------------------------
 Jacques Delacroix        Trustee since    13       Professor of Business Administration, Leavy      None
 60                       September 30,             School of Business, Santa Clara University
 519 Chestnut Street      1998                      (1983- present).
 Santa Cruz, CA 95060
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Arjen Kuyper*            Trustee and      14       Mr. Kuyper is COO of Navellier & Associates,     None
 46                       Treasurer                 Inc. and has been since September 1, 1998.
 One East Liberty         since                     Prior to that he was operations manager for
 Third Floor              September 30,             Navellier & Associates, Inc. since 1992 and
 Reno, NV 89501           1998                      operations manager for Navellier Management,
                                                    Inc. and for Navellier Securities Corp., since
 Trustee and Treasurer                              1993.
-------------------------------------------------------------------------------------------------------------------

*Interested Trustee

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

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


           CUSTODIAN & TRANSFER AGENT     NAVELLIER OFFICES

            FBR National Bank & Trust     c/o Navellier Securities Corp.
                4922 Fairmont Avenue      One East Liberty, Third Floor
                  Bethesda, MD 20814      Reno, Nevada 89501
                  800-622-1386 E.S.T.     800-887-8670 P.S.T.